Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2018	December 31, 2017
	$
Balance at beginning of year	–	–
Physical bullion acquired from CFCL	3,530,623,701	–
Purchases	-	–
Sales	(14,362,530)	–
Redemptions for physical bullion	(472,701,839)	–
Realized losses on sales and redemptions for physical bullion	(39,637,898)	–
Change in unrealized gains (losses)	(195,868,677)	–
Balance at end of year	2,808,052,757	–